UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (415) 398-8000

Date of Fiscal Year End: January 31

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2016 are attached hereto.

Item 2.	Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: June 29, 2016

/s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: June 29, 2016

PERMANENT PORTFOLIO FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS

AS OF APRIL 30, 2016

PERMANENT PORTFOLIO FAMILY OF FUNDS PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 23.70% of Total Net Assets
232,823 Troy Oz.	Gold bullion (a)	$300,156,002
300,000 Coins	One-ounce gold coins (a)	396,846,000

	Total Gold Assets (identified cost $623,510,740)	$697,002,002

	SILVER ASSETS — 6.31% of Total Net Assets
10,141,024 Troy Oz.	Silver bullion (a)	$180,398,673
379 Bags	Silver coins (a)	5,062,141

	Total Silver Assets (identified cost $203,380,839)	$185,460,814

Principal Amount
	SWISS FRANC ASSETS — 9.08% of Total Net Assets
CHF 1,300,207	Swiss franc deposits (a)	$1,355,371

CHF 25,000,000	3.000% Swiss Confederation Bonds, 05-12-19	$29,196,028
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	117,806,734
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	118,809,549

	Total Swiss Confederation bonds	$265,812,311

	Total Swiss Franc Assets (identified cost $237,505,851)	$267,167,682

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.60% of Total Net Assets

	NATURAL RESOURCES — 7.34% of Total Net Assets
200,000	Apache Corporation	$10,880,000
1,000,000	BHP Billiton, Ltd. (b)	31,340,000
200,000	BP, p.l.c. (b)	6,716,000
500,000	Cameco Corporation	6,255,000
500,000	Canadian Natural Resources Ltd.	15,010,000
200,000	Chevron Corporation	20,436,000
200,000	ConocoPhillips	9,558,000
200,000	Devon Energy Corporation	6,936,000
200,000	Exxon Mobil Corporation	17,680,000
4,000,000	Freeport-McMoRan, Inc. (a)	56,000,000
300,000	Halcon Resources Corporation (a)	366,000
200,000	Newfield Exploration Company (a)	7,250,000
600,000	Rio Tinto p.l.c (b)	20,196,000
600,000	South32 Limited (a)(b)	3,726,000
600,000	Vale S.A. (b)	3,402,000

		$215,751,000

2	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 11.26% of Total Net Assets
150,000	Alexander & Baldwin, Inc.	$5,736,000
125,000	AvalonBay Communities, Inc.	22,098,750
125,000	Boston Properties, Inc.	16,107,500
200,000	Corporate Office Properties Trust	5,136,000
450,000	Digital Realty Trust, Inc.	39,591,000
450,000	Duke Realty Corporation	9,841,500
450,000	Equity One, Inc.	12,735,000
125,000	Essex Property Trust, Inc.	27,556,250
125,000	Federal Realty Investment Trust	19,010,000
2,106,000	Investors Real Estate Trust	12,678,120
400,000	Kimco Realty Corporation	11,248,000
500,000	Outfront Media, Inc.	10,845,000
1,000,000	Prologis, Inc.	45,410,000
150,000	Texas Pacific Land Trust	22,725,150
450,000	UDR, Inc.	15,714,000
200,000	Urstadt Biddle Properties, Inc.	3,774,000
500,000	Urstadt Biddle Properties, Inc. Class A	10,280,000
125,000	Vornado Realty Trust	11,966,250
500,000	Washington Real Estate Investment Trust	14,335,000
450,000	Weyerhaeuser Company	14,454,000

		$331,241,520

	Total Real Estate and Natural Resource Stocks (identified cost $604,404,225)	$546,992,520

	AGGRESSIVE GROWTH STOCKS — 17.18% of Total Net Assets

	AEROSPACE — .79% of Total Net Assets
100,000	Lockheed Martin Corporation	$23,238,000

		$23,238,000
	CHEMICALS — .69% of Total Net Assets
100,000	Air Products & Chemicals, Inc.	$14,589,000
100,000	Chemtura Corporation (a)	2,785,000
100,000	Mosaic Company	2,799,000

		$20,173,000
	COMMUNICATIONS EQUIPMENT — .25% of Total Net Assets
100,000	Juniper Networks, Inc.	$2,340,000
100,000	Qualcomm, Inc.	5,052,000

		$7,392,000
	COMPUTER SOFTWARE & SERVICES — .39% of Total Net Assets
150,000	Autodesk, Inc. (a)	$8,973,000
150,000	Symantec Corporation	2,496,750

		$11,469,750
	CONSUMER PRODUCTS — .29% of Total Net Assets
100,000	Under Armour, Inc. Class A (a)	$4,394,000
100,000	Under Armour, Inc. Class C (a)	4,080,000

		$8,474,000

Continued on following page.	3

PERMANENT PORTFOLIO FAMILY OF FUNDS PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Number of Shares		Market Value
	ELECTRICAL EQUIPMENT & ELECTRONICS — .36% of Total Net Assets
450,000	Sanmina Corporation (a)	$10,642,500

		$10,642,500
	ENERGY SERVICES & PROCESSING — 1.07% of Total Net Assets
100,000	Baker Hughes, Inc.	$4,836,000
300,000	HollyFrontier Corporation	10,680,000
2,500,000	Parker Drilling Company (a)	7,650,000
100,000	Phillips 66	8,211,000

		$31,377,000
	ENGINEERING & CONSTRUCTION — .30% of Total Net Assets
100,000	CalAtlantic Group, Inc.	$3,237,000
100,000	Fluor Corporation	5,466,000

		$8,703,000
	ENTERTAINMENT & LEISURE — 4.85% of Total Net Assets
200,000	CBS Corporation Class A	$11,998,000
125,000	Disney (Walt) Company	12,907,500
850,000	Facebook, Inc. Class A (a)	99,943,000
150,000	Viacom, Inc. Class A	6,589,500
125,000	Wynn Resorts, Ltd.	11,037,500

		$142,475,500
	FINANCIAL SERVICES — 3.10% of Total Net Assets
3,500,000	Janus Capital Group, Inc.	$51,100,000
500,000	Morgan Stanley	13,530,000
500,000	Schwab (Charles) Corporation	14,205,000
200,000	State Street Corporation	12,460,000

		$91,295,000
	MANUFACTURING — 1.68% of Total Net Assets
125,000	Agilent Technologies, Inc.	$5,115,000
125,000	Harley-Davidson, Inc.	5,978,750
125,000	Illinois Tool Works, Inc.	13,065,000
125,000	IPG Photonics Corporation (a)	10,833,750
125,000	Parker-Hannifin Corporation	14,502,500

		$49,495,000
	MATERIALS — .17% of Total Net Assets
100,000	Nucor Corporation	$4,978,000

		$4,978,000
	PHARMACEUTICALS — 1.19% of Total Net Assets
100,000	Amgen, Inc.	$15,830,000
100,000	Celgene Corporation (a)	10,341,000
100,000	Gilead Sciences, Inc.	8,821,000

		$34,992,000
	RETAIL — .70% of Total Net Assets
100,000	Costco Wholesale Corporation	$14,813,000
100,000	Williams-Sonoma, Inc.	5,878,000

		$20,691,000

4	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Number of Shares		Market Value
	TRANSPORTATION — 1.35% of Total Net Assets
100,000	FedEx Corporation	$16,511,000
100,000	Kansas City Southern	9,475,000
200,000	Ryder System, Inc.	13,784,000

		$39,770,000

	Total Aggressive Growth Stocks (identified cost $292,096,211)	$505,165,750

Principal Amount
	DOLLAR ASSETS — 23.88% of Total Net Assets

	CORPORATE BONDS — 8.10% of Total Net Assets

	COMMUNICATIONS EQUIPMENT — .17% of Total Net Assets
$5,000,000	2.450% AT&T, Inc., 06-30-20	$5,077,645

		$5,077,645
	COMPUTER SOFTWARE & SERVICES — .28% of Total Net Assets
8,200,000	1.950% International Business Machines Corporation, 07-22-16	$8,226,203

		$8,226,203
	CONSUMER PRODUCTS — .35% of Total Net Assets
5,000,000	6.125% Kimberly-Clark Corporation, 08-01-17	$5,327,665
5,000,000	1.135% Mondelez International, Inc., 02-01-19	4,951,353

		$10,279,018
	ENERGY SERVICES & PROCESSING — .67% of Total Net Assets
4,200,000	7.500% Baker Hughes, Inc., 11-15-18	$4,739,003
10,000,000	1.000% Halliburton Company, 08-01-16	10,000,570
4,750,000	2.950% Phillips 66, 05-01-17	4,845,983

		$19,585,556
	FINANCIAL SERVICES — 2.60% of Total Net Assets
30,250,000	1.450% BB&T Corporation, 10-03-16	$30,327,561
2,912,000	2.375% First Republic Bank, 06-17-19	2,913,852
5,000,000	4.950% JPMorgan Chase & Company, 03-25-20	5,515,387
2,749,000	2.700% Legg Mason, Inc., 07-15-19	2,770,099
9,325,000	5.629% Manufacturers & Traders Trust Company, 12-01-21 (c)	9,091,423
25,750,000	5.750% Wells Fargo Bank, N.A., 05-16-16	25,794,779

		$76,413,101
	INFORMATION SERVICES — .17% of Total Net Assets
5,000,000	1.650% Thomson Reuters Company, 09-29-17	$5,011,123

		$5,011,123
	INSURANCE — .19% of Total Net Assets
5,701,000	3.000% Prudential Financial, Inc., 05-12-16	$5,703,654

		$5,703,654

Continued on following page.	5

PERMANENT PORTFOLIO FAMILY OF FUNDS PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Principal Amount		Market Value
	MANUFACTURING — .38% of Total Net Assets
$1,030,000	6.625% Corning, Inc., 05-15-19	$1,161,020
5,000,000	2.300% Danaher Corporation, 06-23-16	5,012,620
4,985,000	2.451% Stanley Black & Decker, Inc., 11-17-18	5,081,427

		$11,255,067
	NATUAL RESOURCES — .37% of Total Net Assets
10,000,000	6.250% XTO Energy, Inc., 08-01-17	$10,718,760

		$10,718,760
	PHARMACEUTICALS — 1.28% of Total Net Assets
37,500,000	2.300% Amgen, Inc., 06-15-16	$37,566,206

		$37,566,206
	REAL ESTATE — .31% of Total Net Assets
3,150,000	7.500% Highwoods Realty, L.P., 04-15-18	$3,469,712
5,000,000	7.375% Weyerhaeuser Company, 10-01-19	5,774,043

		$9,243,755
	RESTAURANTS — .12% of Total Net Assets
3,580,000	2.600% Brinker International, Inc., 05-15-18	$3,599,830

		$3,599,830
	RETAIL — .51% of Total Net Assets
5,000,000	1.300% Autozone, Inc., 01-13-17	$5,010,337
2,855,000	6.150% The Kroger Company, 01-15-20	3,288,784
6,718,000	5.875% Target Corporation, 07-15-16	6,790,601

		$15,089,722
	TRANSPORTATION — .19% of Total Net Assets
5,000,000	4.700% Burlington Northern Santa Fe, LLC, 10-01-19	$5,544,008

		$5,544,008
	UTILITIES — .51% of Total Net Assets
14,780,000	2.350% Mississippi Power Company, 10-15-16	$14,870,188

		$14,870,188

		$238,183,836

6	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 15.78% of Total Net Assets
$40,000,000	United States Treasury bond strips (Principal only) 1.217%, 08-15-20 (d)	$37,968,750
105,000,000	United States Treasury bonds 6.250%, 08-15-23	138,654,017
105,000,000	United States Treasury bonds 6.000%, 02-15-26	144,764,372
105,000,000	United States Treasury bonds 5.250%, 11-15-28	142,867,685

		$464,254,824

	Total Dollar Assets (identified cost $621,905,182)	$702,438,660

	Total Portfolio — 98.75% of total net assets (identified cost $2,582,803,048) (e)	$2,904,227,428
	Other assets, less liabilities (1.25% of total net assets)	36,913,226

	Net assets applicable to outstanding shares	$2,941,140,654

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2016.
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	7

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8

PERMANENT PORTFOLIO FAMILY OF FUNDS SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 79.00% of Total Net Assets
$2,000,000	United States Treasury notes .375%, 05-31-16	$2,000,008
2,000,000	United States Treasury notes .500%, 06-30-16	2,000,954
2,000,000	United States Treasury notes .500%, 07-31-16	2,001,275
2,000,000	United States Treasury notes .500%, 08-31-16	2,001,283
2,000,000	United States Treasury notes .375%, 10-31-16	1,999,737
2,000,000	United States Treasury notes .625%, 08-31-17	1,998,882
3,000,000	United States Treasury notes .750%, 12-31-17	3,000,716

	Total Portfolio — 79.00% of total net assets (identified cost $14,993,547) (a)	$15,002,855
	Other assets, less liabilities (21.00% of total net assets)	3,989,036

	Net assets applicable to outstanding shares	$18,991,891

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	9

PERMANENT PORTFOLIO FAMILY OF FUNDS VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 97.95% of Total Net Assets

	CHEMICALS — 12.79% of Total Net Assets
$500,000	5.750% Chemtura Corporation, 07-15-21	$502,500
750,000	7.750% LSB Industries, Inc., 08-01-19	724,688

		$1,227,188
	COMPUTER HARDWARE & PERIPHERALS — 4.40% of Total Net Assets
400,000	4.375% HP, Inc., 09-15-21	$421,853

		$421,853
	ENERGY SERVICES & PROCESSING — 6.96% of Total Net Assets
1,100,000	6.375% GulfMark Offshore, Inc., 03-15-22	$511,500
150,000	8.250% PBF Holding Company, LLC, 02-15-20	156,038

		$667,538
	FINANCIAL SERVICES — 4.60% of Total Net Assets
300,000	4.300% Fifth Third Bancorp, 01-16-24	$316,974
105,000	8.600% Raymond James Financial, Inc., 08-15-19	124,596

		$441,570
	INSURANCE — 9.04% of Total Net Assets
140,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$155,069
250,000	5.800% Fairfax Financial Holdings, Ltd., 05-15-21 (a)	267,969
400,000	6.000% Pacific Lifecorp, 02-10-20 (a)	444,674

		$867,712
	LODGING — 4.15% of Total Net Assets
400,000	3.375% Hyatt Hotels Corporation, 07-15-23	$398,059

		$398,059
	MANUFACTURING — 4.11% of Total Net Assets
400,000	3.875% Kennametal, Inc., 02-15-22	$394,861

		$394,861
	MATERIALS — 7.22% of Total Net Assets
700,000	5.200% Carpenter Technology Corporation, 07-15-21	$692,758

		$692,758
	NATURAL RESOURCES — 13.14% of Total Net Assets
75,000	7.625% Diamondback Energy, Inc., 10-01-21	$80,063
775,000	3.550% Freeport-McMoRan, Inc., 03-01-22	652,938
500,000	3.700% Murphy Oil Corporation, 12-01-22	441,250
775,000	6.250% Peabody Energy Corporation, 11-15-21 (b)	87,187

		$1,261,438
	REAL ESTATE — 16.54% of Total Net Assets
300,000	3.700% Corporate Office Properties, L.P., 06-15-21	$298,249
400,000	3.375% Essex Portfolio, L.P., 01-15-23	407,780
500,000	4.125% Liberty Property LP, 06-15-22	529,299
300,000	7.750% SL Green Realty Corporation, 03-15-20	351,773

		$1,587,101
	RETAIL — 3.25% of Total Net Assets
300,000	4.000% Kohl’s Corporation, 11-01-21	$312,366

		$312,366

10	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Principal Amount		Market Value
	UTILITIES — 5.83% of Total Net Assets
$500,000	6.250% SCANA Corporation, 04-01-20	$559,730

		$559,730
	WASTE & ENVIRONMENTAL SERVICES — 5.92% of Total Net Assets
500,000	5.250% Republic Services, Inc., 11-15-21	$568,503

		$568,503

	Total Portfolio — 97.95% of total net assets (identified cost $10,746,871) (c)	$9,400,677
	Other assets, less liabilities (2.05% of total net assets)	196,627

	Net assets applicable to outstanding shares	$9,597,304

	Notes:

(a)     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2016, these securities amounted to $712,643, or 7.43% of the Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Non-interest bearing as the security is in default.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	11

PERMANENT PORTFOLIO FAMILY OF FUNDS AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 101.49% of Total Net Assets

	AEROSPACE — 6.36% of Total Net Assets
8,000	Lockheed Martin Corporation	$1,859,040

		$1,859,040
	CHEMICALS — 6.40% of Total Net Assets
9,000	Air Products & Chemicals, Inc.	$1,313,010
10,000	Chemtura Corporation (a)	278,500
10,000	Mosaic Company	279,900

		$1,871,410
	COMMUNICATIONS EQUIPMENT — 2.53% of Total Net Assets
10,000	Juniper Networks, Inc.	$234,000
10,000	Qualcomm, Inc.	505,200

		$739,200
	COMPUTER SOFTWARE & SERVICES — 2.33% of Total Net Assets
10,000	Autodesk, Inc. (a)	$598,200
5,000	Symantec Corporation	83,225

		$681,425
	CONSUMER PRODUCTS — 2.90% of Total Net Assets
10,000	Under Armour, Inc. Class A (a)	$439,400
10,000	Under Armour, Inc. Class C (a)	408,000

		$847,400
	ELECTRICAL EQUIPMENT & ELECTRONICS — .81% of Total Net Assets
10,000	Sanmina Corporation (a)	$236,500

		$236,500
	ENERGY SERVICES & PROCESSING — 5.74% of Total Net Assets
10,000	Baker Hughes, Inc.	$483,600
25,000	HollyFrontier Corporation	890,000
100,000	Parker Drilling Company (a)	306,000

		$1,679,600
	ENGINEERING & CONSTRUCTION — 2.98% of Total Net Assets
10,000	CalAtlantic Group, Inc.	$323,700
10,000	Fluor Corporation	546,600

		$870,300
	ENTERTAINMENT & LEISURE — 16.24% of Total Net Assets
9,000	Disney (Walt) Company	$929,340
25,000	Facebook, Inc. Class A (a)	2,939,500
10,000	Viacom, Inc. Class A	439,300
5,000	Wynn Resorts, Ltd.	441,500

		$4,749,640
	FINANCIAL SERVICES — 7.94% of Total Net Assets
50,000	Janus Capital Group, Inc.	$730,000
20,000	Morgan Stanley	541,200
15,000	Schwab (Charles) Corporation	426,150
10,000	State Street Corporation	623,000

		$2,320,350

12	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

Number of Shares		Market Value
	MANUFACTURING — 10.49% of Total Net Assets
10,000	Agilent Technologies, Inc.	$409,200
5,000	Harley-Davidson, Inc.	239,150
9,000	Illinois Tool Works, Inc.	940,680
5,000	IPG Photonics Corporation (a)	433,350
9,000	Parker-Hannifin Corporation	1,044,180

		$3,066,560
	MATERIALS — 1.70% of Total Net Assets
10,000	Nucor Corporation	$497,800

		$497,800
	NATURAL RESOURCES — 5.21% of Total Net Assets
70,000	Freeport-McMoRan, Inc. (a)	$980,000
15,000	Newfield Exploration Company (a)	543,750

		$1,523,750
	PHARMACEUTICALS — 10.77% of Total Net Assets
9,000	Amgen, Inc.	$1,424,700
9,000	Celgene Corporation (a)	930,690
9,000	Gilead Sciences, Inc.	793,890

		$3,149,280
	RETAIL — 6.67% of Total Net Assets
8,000	Costco Wholesale Corporation	$1,185,040
13,000	Williams-Sonoma, Inc.	764,140

		$1,949,180
	TRANSPORTATION — 12.42% of Total Net Assets
10,000	FedEx Corporation	$1,651,100
10,000	Kansas City Southern	947,500
15,000	Ryder System, Inc.	1,033,800

		$3,632,400

	Total Portfolio — 101.49% of total net assets (identified cost $13,237,546) (b)	$29,673,835
	Liabilities, less other assets, (1.49% of total net assets)	(434,509)

	Net assets applicable to outstanding shares	$29,239,326

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	13

PERMANENT PORTFOLIO FAMILY OF FUNDS NOTES TO SCHEDULES OF INVESTMENTS April 30, 2016 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2016 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$484,209,660	$9,308	$168,116	$17,278,022
Investments other than securities	77,855,401	—	—	—

	562,065,061	9,308	168,116	17,278,022
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(218,356,517)	—	(1,514,310)	(841,733)
Investments other than securities	(22,284,164)	—	—	—

	(240,640,681)	—	(1,514,310)	(841,733)

Net unrealized appreciation (depreciation) of investments	$321,424,380	$9,308	$(1,346,194)	$16,436,289

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value policies approved by the Fund’s Board of Trustees.

14	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS NOTES TO SCHEDULES OF INVESTMENTS April 30, 2016 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the following three broad levels:

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.	15

PERMANENT PORTFOLIO FAMILY OF FUNDS NOTES TO SCHEDULES OF INVESTMENTS April 30, 2016 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the three months ended April 30, 2016 and the Fund held no Level 3 assets during the three months then ended.

As of April 30, 2016 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$697,002,002	$—	$—	$697,002,002
Silver assets	185,460,814	—	—	185,460,814
Swiss franc assets	1,355,371	265,812,311	—	267,167,682
Real estate and natural resource stocks	546,992,520	—	—	546,992,520
Aggressive growth stocks †	505,165,750	—	—	505,165,750
Dollar assets:
Corporate bonds †	—	238,183,836	—	238,183,836
United States Treasury securities	464,254,824	—	—	464,254,824

Total Portfolio	$2,400,231,281	$503,996,147	$—	$2,904,227,428

	82.65%	17.35%	—%	100.00%
SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$15,002,855	$—	$—	$15,002,855

Total Portfolio	$15,002,855	$—	$—	$15,002,855

	100.00%	—%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$9,400,677	$—	$9,400,677

Total Portfolio	$—	$9,400,677	$—	$9,400,677

	—%	100.00%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$29,673,835	$—	$—	$29,673,835

Total Portfolio	$29,673,835	$—	$—	$29,673,835

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

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19

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

APRIL 30, 2016

06/16

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2016 Permanent Portfolio Family of Funds. All rights reserved.